Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CornerCap Fundametrics® Large-Cap ETF
Shareholder Report [Line Items]
Fund Name	CornerCap Fundametrics® Large-Cap ETF
Class Name	CornerCap Fundametrics® Large-Cap ETF
Trading Symbol	FUNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.cornercapfunl-etf.com/funldocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CornerCap Fundametrics® Large-Cap ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. equities posted positive returns over the period, with large-cap growth slightly outperforming large-cap value. However, the path was marked by volatility.
WHAT FACTORS INFLUENCED PERFORMANCE
Equities delivered strong gains through year-end 2024, as moderating inflation allowed the Federal Reserve to begin easing, and post-election optimism around tax cuts and pro-business policies lifted sentiment. However, returns turned negative in the first quarter of 2025 as inflation remained above the Fed’s target. The Fed paused further rate cuts, and tariff threats raised concerns about global trade disruptions, potentially leading to higher inflation and slower growth. In this environment, value stocks outperformed growth, with defensive sectors such as healthcare and consumer staples leading the way.
POSITIONING
In the last quarter, the healthcare sector saw the biggest increase in portfolio weight (+125 bps) and remains one of the more contrarian areas after political headlines further depressed valuations. This shift is a product of the Alpha Composite rankings and Financial Warnings screen and represents where the Fundametrics research model detects increased value.

Top Contributors

The Fund benefited most from the consumer discretionary and healthcare sectors. Strong stock selection within consumer discretionary—including positions in DoorDash, Booking Holdings, and eBay—was a key driver of outperformance.    In healthcare, an underweight allocation coupled with positive stock selection—particularly from Gilead Sciences, CVS Health, and Elevance Health—also contributed positively.

Top Detractors

Financials and consumer staples detracted from performance relative to the benchmark. Within financials, an underweight allocation and stock-specific detractors—such as positions in Block Inc. and T. Rowe Price, as well as not owning Berkshire Hathaway—were headwinds. In consumer staples, not owning Walmart, along with Fund holdings in Target, General Mills, and Kraft Heinz, negatively impacted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2020)
CornerCap Fundametrics® Large-Cap ETF NAV	6.65	13.43
Russell 1000 Equal Weight TR Index	4.38	10.07
Russell 1000 Value Total Return	7.18	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information. Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information.
Net Assets	$ 191,548,615
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 607,065
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$191,548,615
Number of Holdings	154
Net Advisory Fee	$607,065
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers *	(%)
Johnson & Johnson	2.2%
Wells Fargo & Co.	1.9%
Cisco Systems, Inc.	1.6%
Meta Platforms, Inc.	1.6%
ConocoPhillips	1.5%
JPMorgan Chase & Co.	1.4%
Bristol-Myers Squibb Co.	1.3%
Walt Disney Co/The	1.2%
Chevron Corp.	1.2%
Merck & Co., Inc.	1.2%
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Updated Prospectus Web Address	https://www.cornercapfunl-etf.com/funldocuments

[1]
*	Excludes collateral received for securities on loan.